Property and Equipment, Net (Details) - Schedule of production and other machineries lease out under operating lease - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Production And Other Machineries Lease Out Under Operating Lease Abstract
Cost	¥ 29,578	¥ 23,737
Less: accumulated depreciation and amortization	9,436	6,765
Net book value	¥ 20,142	¥ 16,972